Fair Value Measurements - changes in the fair value of the PIPE derivative liability and the Private Warrant liability (Details) - USD ($)		2 Months Ended	3 Months Ended		5 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 15, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Changes in the fair value of the PIPE derivative liability and the Private Warrant liability
Change in fair value of warrant liability			$ 34,340	$ (425,000)			$ (198,900)	$ (1,412,262)	$ (1,120,738)	$ (1,332,022)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]						Change in fair value of warrant liability				Change in fair value of warrant liability
Private Warrants
Changes in the fair value of the PIPE derivative liability and the Private Warrant liability
Fair value at beginning of period						$ 0	335,240	1,667,262		$ 1,667,262
Initial measurement						2,788,000				0
Change in fair value of warrant liability						(1,120,738)				(1,332,022)
Fair value at end of period		$ 335,240			$ 1,667,262	1,667,262			1,667,262	335,240
PIPE Derivative Liability
Changes in the fair value of the PIPE derivative liability and the Private Warrant liability
Fair value at beginning of period							1,065,297
Initial measurement										1,108,709
Change in fair value of warrant liability										(43,412)
Fair value at end of period		1,065,297								1,065,297
Level 3 | Private Warrants
Changes in the fair value of the PIPE derivative liability and the Private Warrant liability
Fair value at beginning of period							335,240	$ 1,667,262		1,667,262
Initial measurement					2,788,000
Change in fair value of warrant liability		(1,332,022)			(1,120,738)		(198,900)
Fair value at end of period		335,240	136,340		$ 1,667,262	$ 1,667,262	136,340		$ 1,667,262	335,240
Level 3 | PIPE Derivative Liability
Changes in the fair value of the PIPE derivative liability and the Private Warrant liability
Fair value at beginning of period							1,065,297
Initial measurement	$ 1,108,709
Change in fair value of warrant liability		(43,412)					222,921
Fair value at end of period		$ 1,065,297	$ 1,288,218				$ 1,288,218			$ 1,065,297